Operating Expenses (Details) - Schedule of Operating Expenses - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Research and development [Member]
Operating Expenses (Details) - Schedule of Operating Expenses [Line Items]
Payroll expenses	$ 2,010,670	$ 539,204
Clinical study expenses	2,827,894	179,445
Depreciation and amortization	210,875
Travel expenses	100,383	13,138
Lab consumables	35,221	97
Other expenses	551,330	61,604
Research and development total	5,736,373	793,488
Sales and marketing [Member]
Operating Expenses (Details) - Schedule of Operating Expenses [Line Items]
Payroll expenses	707,833	370,597
Consulting services	1,143,077	123,333
Product and brand advertising	2,176,808	2,247,142
Other expenses	57,943	46,942
Sales and marketing total	4,085,661	2,788,014
General and administrative [Member]
Operating Expenses (Details) - Schedule of Operating Expenses [Line Items]
Payroll expenses	923,351	1,132,948
Stock option expense	1,668,673	4,894,450
Depreciation and amortization	246,710	62,369
Travel and car expenses	69,924	146,861
Consulting services	1,146,792	2,005,889
IT expense	107,101
Training	1,050	3,755
Insurance and taxes	478,149	529,120
Rent and Premises	77,672	83,732
Other expenses	159,929	266,083
General and administrative total	$ 4,879,351	$ 9,125,207